ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Entity date of incorporation	Dec. 15, 2014			Dec. 15, 2014
Offering Date				Dec. 11, 2015
Maketing costs			$ 171,030	$ 390,294
Entity state, country code	NV
Marketing and advertising costs	$ 80,970	$ 46,340	171,030	390,294
Income tax examination description	less than a 50% likelihood
Third Party Vendor [Member]
Product Information [Line Items]
Accounts payable			$ 0	$ 0
Supplier Concentration Risk [Member] | Purchased [Member] | Third Party Vendor [Member]
Product Information [Line Items]
Concentration risk percentage			20.00%
Minimum [Member]
Product Information [Line Items]
Estimated useful life	5 years			5 years
Maximum [Member]
Product Information [Line Items]
Estimated useful life	7 years			7 years
Twenty Six Investors [Member]
Product Information [Line Items]
Investors, price per share	$ 0.80			$ 0.80
Investment fair value	$ 60,000			$ 60,000
Common Stock [Member]
Product Information [Line Items]
Number of shares issuance by company	217,763		217,763
Number of cancellation of shares	112,500			112,500
Warrants to purchase shares	6,250
Warrant [Member]
Product Information [Line Items]
Number of shares issuance by company				6,250